Financial Instruments	12 Months Ended
Dec. 31, 2023
Uranium Contracts [Abstract]
Financial instruments
15.	Financial instruments

Financial instruments include cash, receivables and marketable securities and any contract that gives rise to a financial asset to one party and a financial liability or equity instrument to another party. Financial assets and liabilities measured at fair value are classified in the fair value hierarchy according to the lowest level of input that is significant to the fair value measurement. Assessment of the significance of a particular input to the fair value measurement requires judgement and may affect placement within the fair value hierarchy levels. The hierarchy is as follows:

1.	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.

2.	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.

●	Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data.

Marketable securities are measured at Level 1 of the fair value hierarchy. The Company classifies these investments as financial assets whose value is derived from quoted prices in active markets and carries them at FVTPL.

The Company classifies its cash, restricted cash and receivables as financial assets measured at amortized cost. Accounts payable, lease liability, due to related parties, and convertible promissory note are classified as financial liabilities measured at amortized cost. The carrying amounts of receivables, accounts payable, and amounts due to related parties approximate their fair values due to the short-term nature of the financial instruments. The carrying value of the Company’s convertible promissory note, and lease liabilities approximates fair value as they bear a rate of interest commensurate with market rates.

Investments in uranium are measured at Level 1 of the fair value hierarchy. The Company classifies these investments as financial assets measured at fair value as determined based on the most recent month-end spot prices for uranium published by UxC and converted to Canadian dollars at the date of the consolidated statements of financial position.

Currency risk

Foreign currency exchange risk is the risk that future cash flows, net income and comprehensive income will fluctuate as a result of changes in foreign exchange rates. As the Company’s operations are conducted internationally, operations and capital activity may be transacted in currencies other than the functional currency of the entity party to the transaction.

The Company’s objective in managing its foreign currency risk is to minimize its net exposures to foreign currency cash flows by obtaining most of its estimated annual U.S. cash requirements and holding the remaining currency in Canadian dollars. The Company monitors and forecasts the values of net foreign currency cash flow and consolidated statement of financial position exposures and from time to time could authorize the use of derivative financial instruments such as forward foreign exchange contracts to economically hedge a portion of foreign currency fluctuations.

The following table provides an indication of the Company’s foreign currency exposures during the years ended December 31, 2023, and December 31, 2022:

	December 31,	December 31,
	2023	2022
	C$	C$
Cash	5,120,718	216,871
Marketable Securities - Current	22,333,093	3,162,362
Accounts payable and accrued liabilities	(351,193)	(2,890,582)
	27,102,618	488,651

A 10% change in Canadian/US foreign exchange rate at period end would have changed the net loss of the Company, assuming that all other variables remained constant, by $2,049,192 for the year ended December 31, 2023 (December 31, 2022 - $352,315).

The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Credit risk

Credit risk arises from cash held by banks and financial institutions and receivables. The maximum exposure to credit risk is equal to the carrying value of these financial assets. Some of the Company’s cash is held by a Canadian bank.

Market risk

The Company is exposed to market risk because of the fluctuating value of its marketable securities (Note 4). The Company has no control over these fluctuations and does not hedge its investments. Based on the December 31, 2023 value of marketable securities every 10% change in the share price of these holdings would have impacted loss for the period, by approximately $1,689,000 (December 31, 2022 - $550,000) before income taxes.

Further, the Company is still primarily in the exploration stage; commodity prices are not reflected in operating financial results. However, fluctuations in commodity prices may influence financial markets and may indirectly affect the Company’s ability to raise capital to fund exploration.

Interest rate risk

Interest rate risk mainly arises from the Company’s cash, which receives interest based on market interest rates. The interest rate risk on cash is not considered significant.

Liquidity risk

The Company is primarily engaged in the acquisition, exploration, and development of uranium resource properties in the United States which is subject to significant inherent risk. Declines in the market prices of uranium and delays in the production, changes in the regulatory environment and adverse changes in other inherent risks can significantly and negatively impact the Company’s operations and cash flows and its ability to maintain sufficient liquidity to meet its financial obligations. Adverse changes to the factors mentioned above have impacted the recoverability of the Company’s mineral properties property, mining properties, and plant and equipment, which may result in impairment losses being recorded.

The Company’s current operating budget and future estimated cash flows indicate that the Company will generate positive cash flow in excess of the Company’s cash commitments within the twelve-month period following the date these consolidated financial statements were authorized for issuance.

The Company may be required to raise additional funds from external sources to meet these requirements. There is no assurance that the Company will be able to raise such additional funds on acceptable terms, if at all.

If the Company raises additional funds by issuing securities, existing shareholders may be diluted. If the Company is unable to obtain financing from external sources or issuing securities the Company may have difficulty meeting its payment obligations.